Pension and other post-retirement benefits - percentages of the total fair value of assets (Details) - Pension plans [member] - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan [line items]
The percentages of the total fair value of assets	100.00%	100.00%
Description of the refundable tax account held by CRA	equal to half of the sum of the realized investment income plus employer contributions less half of the benefits paid by the plan
Related Parties [member]
Disclosure of fair value of plan [line items]
Defined benefit plan assets	$ 0	$ 0
Canadian Equity Securities [member]
Disclosure of fair value of plan [line items]
The percentages of the total fair value of assets	13.00%	8.00%
US equity securities [Member]
Disclosure of fair value of plan [line items]
The percentages of the total fair value of assets	21.00%	12.00%
Global Equity Securities [member]
Disclosure of fair value of plan [line items]
The percentages of the total fair value of assets	12.00%	8.00%
Canadian Fixed Income [member]
Disclosure of fair value of plan [line items]
The percentages of the total fair value of assets	50.00%	31.00%
Other [member]
Disclosure of fair value of plan [line items]
The percentages of the total fair value of assets	4.00%	41.00%